Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right of Use Asset
				Net amount
	range of lease terms	Cost	Accumulated amortization	December 31, 2024	December 31, 2023
Growing facilities	1 to 13 years	1,195,077	(562,810)	632,267	805,370
Buildings	2 to 30 years	923,663	(284,682)	638,981	532,104
Vehicles (land)	1 to 20 years	420,404	(231,368)	189,036	223,720
Machinery and equipment	1 to 10 years	244,946	(138,349)	106,597	90,101
Operating plants	1 to 11 years	18,257	(9,635)	8,622	19,695
Land	1 to 30 years	39,270	(23,271)	15,999	19,186
Computer equipment	1 to 5 years	22,178	(16,807)	5,371	15,534
		2,863,795	(1,266,922)	1,596,873	1,705,710

Schedule of Changes in the Right of Use Asset

Changes in the right of use asset:

	Balance at January 1, 2024	Additions (3)	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2024
Growing facilities	805,370	98,774	(26,827)	(156,494)	(88,556)	632,267
Buildings	532,104	269,599	(17,259)	(93,897)	(51,566)	638,981
Vehicles (land)	223,720	47,390	(2,241)	(72,809)	(7,024)	189,036
Machinery and equipment	90,101	81,335	(5,233)	(47,299)	(12,307)	106,597
Operating plants	19,695	(108)	(4,035)	(4,099)	(2,831)	8,622
Land	19,186	727	(16)	(2,597)	(1,301)	15,999
Computer equipment	15,534	455	—	(8,327)	(2,291)	5,371
	1,705,710	498,172	(55,611)	(385,522)	(165,876)	1,596,873

	Balance at January 1, 2023	Acquired in business combination (2)	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2023
Growing facilities	823,989	(10,552)	146,905	(16,458)	(167,078)	28,564	805,370
Buildings	426,996	—	190,185	(26,573)	(83,876)	25,372	532,104
Vehicles (land, air and sea)	201,655	—	94,448	(884)	(72,532)	1,033	223,720
Machinery and equipment	104,890	—	33,933	(1,120)	(51,140)	3,538	90,101
Operating plants	18,706	—	6,061	(138)	(6,317)	1,383	19,695
Land	19,641	—	1,438	(24)	(2,604)	735	19,186
Computer equipment	9,216	—	10,728	4	(5,225)	811	15,534
	1,605,093	(10,552)	483,698	(45,193)	(388,772)	61,436	1,705,710
	Balance at January 1, 2022	Acquired in business combination (1)	Adjustment in business combination (2)	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2022
Growing facilities	610,411	143,298	—	224,140	(39,393)	(130,460)	15,993	823,989
Buildings	396,209	63	—	127,081	(4,310)	(63,189)	(28,858)	426,996
Vehicles (land, air and sea)	220,607	585	—	84,994	(8,486)	(88,730)	(7,315)	201,655
Machinery and equipment	124,304	1,743	—	37,953	(4,349)	(54,279)	(482)	104,890
Operating plants	20,358	—	—	6,269	(4,396)	(4,492)	967	18,706
Land	19,698	824	48	2,761	(14)	(2,754)	(922)	19,641
Computer equipment	12,007	—	—	3	(52)	(3,482)	740	9,216
Furniture and appliances	15	—	—	—	(14)	(3)	2	—
	1,403,609	146,513	48	483,201	(61,014)	(347,389)	(19,875)	1,605,093

(1)	Refers to Rivalea’s, which was acquired during the first quarter of 2022.
(2)	Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.
(3)	The amount of US$7,687 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary Seara Alimentos Ltda.

Schedule of Lease Liabilities	Lease liabilities
	December 31, 2024	December 31, 2023
Undiscounted lease payments	2,135,128	2,262,433
Present value adjustment	(401,099)	(421,206)
	1,734,029	1,841,227
Breakdown:
Current liabilities	335,681	352,627
Non-current liabilities	1,398,348	1,488,600
	1,734,029	1,841,227

Schedule of Changes in the Lease Liability

Changes in the lease liability:

	Balance at January 1, 2024	Additions (1)	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2024
Lease liability	1,841,227	504,963	104,177	(473,098)	(60,463)	(182,777)	1,734,029

	Balance at January 1, 2023	Business Combination Adjustment	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2023
Lease liability	1,721,833	(10,401)	421,921	73,463	(354,947)	(7,456)	(3,186)	1,841,227

	Balance at January 1, 2022	Acquired in business combination (2)	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2022
Lease liability	1,506,043	146,446	489,251	82,403	(434,488)	(61,302)	(6,520)	1,721,833

(1)	The amount of US$8,522 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary Seara Alimentos Ltda.

(2)	Refers to Rivalea's, which was acquired during the first quarter of 2022.

Schedule of Non-Current Portion of the Lease Liability

The non-current portion of the lease liability schedule is as follows:

December 31, 2024
2026	291,280
2027	234,888
2028	182,274
2029	156,817
2030	133,687
Maturities after 2030	726,570
Total Future Minimum Lease Payments	1,725,516
Less: Imputed Interest	(327,168)
Present Value of Lease Liabilities	1,398,348